S000043269 [Member] Expense Example - AB Tax-Aware Fixed Income Opportunities Portfolio	Oct. 31, 2025 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	949
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	395
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,505
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274	[1]
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	$ 1,881

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.